CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows related to operating activities
Income from continuing operations	$ 580.7	$ 618.0	$ 603.9
Adjustments for:
Depreciation of property, plant and equipment	575.7	620.5	596.4
Amortization of intangible assets	165.3	143.4	116.7
Depreciation of right-of-use assets	43.7	40.2	38.1
Loss on valuation and translation of financial instruments	0.5	1.3	0.8
Gain on disposal of other assets	(19.4)	(0.9)	(0.7)
Impairment of assets	1.5	8.5	18.8
Loss on debt refinancing	80.9
Amortization of financing costs	7.9	8.0	7.9
Deferred income taxes	(59.8)	5.5	108.5
Other	0.7	(0.7)	(0.6)
Cash flows before non-cash balances	1,377.7	1,443.8	1,489.8
Net change in non-cash balances related to operating activities	(183.2)	51.4	(237.4)
Cash flows provided by continuing operating activities	1,194.5	1,495.2	1,252.4
Cash flows related to investing activities
Business acquisitions	(21.0)	(47.1)	(35.6)
Business disposals		0.2	260.7
Additions to property, plant and equipment	(428.2)	(446.2)	(501.3)
Additions to intangible assets	(1,018.7)	(205.9)	(496.9)
Proceeds from disposals of assets	7.7	4.4	4.2
Acquisition of tax deductions from the parent corporation	(1.8)	(10.0)	(14.9)
Loans to the parent corporation		701.1	(105.0)
Acquisition of investments and other	(74.8)	(16.7)	(30.3)
Cash flows used in continuing investing activities	(1,536.8)	(20.2)	(919.1)
Cash flows related to financing activities
Net change in bank indebtedness	(1.7)	(27.1)	4.5
Net change under revolving facilities	269.8	(116.1)	(595.6)
Net change in advance from the parent corporation	4.7	16.9
Issuance of long-term debt, net of financing fees	1,986.8		790.7
Repayment of long-term debt	(1,564.0)		(487.3)
Repayment of lease liabilities	(44.0)	(44.6)	(41.9)
Settlement of hedging contracts	183.6	(1.6)	90.0
Reduction of paid-up capital		(996.1)
Dividends	(565.0)	(190.0)	(100.0)
Dividends paid to non-controlling interests	(0.1)	(0.2)
Cash flows provided by (used in) continuing financing activities	270.1	(1,358.8)	(339.6)
Cash flows (used in) provided by continuing operations	(72.2)	116.2	(6.3)
Cash flows provided by (used in) discontinued operations		7.1	(0.7)
Cash and cash equivalents at beginning of the year	137.3	14.0	21.0
Cash and cash equivalents at end of the year	65.1	137.3	14.0
Changes in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(208.4)	(45.9)	17.8
Contract assets	91.5	(25.7)	(16.7)
Inventories	(46.9)	(12.6)	(32.1)
Accounts payable, accrued charges and provisions	26.9	89.7	(16.4)
Income taxes	(25.7)	81.2	(134.0)
Deferred revenue	6.3	(29.7)	(12.9)
Defined benefit plans	14.8	19.3	(14.9)
Other	(41.7)	(24.9)	(28.2)
Net change in non-cash balances related to operating activities	(183.2)	51.4	(237.4)
Interest and taxes reflected as operating activities
Cash interest payments	325.6	307.4	302.0
Cash income tax payments (net of refunds)	$ 282.2	$ 124.7	$ 238.9